Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Detail) - Interest expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ (31)	$ 691
Realized loss on qualifying cash flow hedging instruments	(1,614)	(68)
Ineffective Portion	$ (746)	$ 682